LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.67%
Aerospace & Defense–0.76%
BWX Technologies	9,616	$ 517,918
†Hexcel	10,575	628,049
Howmet Aerospace	122,866	3,833,419
Huntington Ingalls Industries	3,700	714,322
†TransDigm Group	2,525	1,577,040
		7,270,748
Air Freight & Logistics–0.07%
Expeditors International of Washington	5,800	690,954
		690,954
Airlines–0.19%
†Alaska Air Group	16,300	955,180
†Southwest Airlines	16,700	858,881
		1,814,061
Auto Components–0.12%
†Aptiv	7,608	1,133,364
		1,133,364
Banks–0.12%
First Republic Bank	3,000	578,640
†SVB Financial Group	958	619,711
		1,198,351
Beverages–0.31%
†Boston Beer Class A	1,091	556,137
Brown-Forman Class B	26,900	1,802,569
Constellation Brands Class A	3,100	653,139
		3,011,845
Biotechnology–3.09%
†ACADIA Pharmaceuticals	16,900	280,709
†Acceleron Pharma	6,700	1,153,070
†Agios Pharmaceuticals	7,500	346,125
†Alnylam Pharmaceuticals	28,043	5,294,799
†Argenx ADR	4,167	1,258,434
†Ascendis Pharma ADR	20,753	3,307,821
†BioMarin Pharmaceutical	5,700	440,553
†BioNTech ADR	5,800	1,583,342
†Blueprint Medicines	7,700	791,637
†CRISPR Therapeutics	3,300	369,369
†Denali Therapeutics	6,800	343,060
†Exact Sciences	19,600	1,870,820
†Exelixis	32,900	695,506
†Fate Therapeutics	5,200	308,204
†Genmab Sponsored ADR	35,096	1,533,695
†Horizon Therapeutics	10,300	1,128,262
†Incyte	28,700	1,973,986
†Ionis Pharmaceuticals	9,900	332,046
†Kodiak Sciences	3,896	373,938
†Mirati Therapeutics	2,000	353,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Natera	8,300	$ 924,952
†Neurocrine Biosciences	12,427	1,191,873
†Seagen	15,496	2,631,221
†TG Therapeutics	6,284	209,131
†Ultragenyx Pharmaceutical	5,630	507,770
†United Therapeutics	2,800	516,824
		29,720,967
Building Products–0.95%
Allegion	4,500	594,810
AO Smith	7,300	445,811
†AZEK	63,795	2,330,431
†Builders FirstSource	61,467	3,180,303
Fortune Brands Home & Security	12,778	1,142,609
Trane Technologies	8,300	1,432,995
		9,126,959
Capital Markets–3.65%
Cboe Global Markets	5,200	644,072
FactSet Research Systems	1,300	513,214
MarketAxess Holdings	7,150	3,007,934
MSCI	28,301	17,216,630
Nasdaq	42,352	8,174,783
Tradeweb Markets Class A	68,198	5,509,034
		35,065,667
Chemicals–0.76%
Albemarle	3,000	656,910
CF Industries Holdings	9,500	530,290
PPG Industries	13,800	1,973,538
RPM International	14,400	1,118,160
Scotts Miracle-Gro	20,501	3,000,526
		7,279,424
Commercial Services & Supplies–2.75%
Cintas	10,400	3,958,864
†Copart	86,586	12,011,210
†IAA	29,258	1,596,609
Republic Services	17,000	2,041,020
Ritchie Bros Auctioneers	7,300	450,118
Rollins	11,848	418,590
Waste Connections	47,235	5,948,303
		26,424,714
Communications Equipment–0.21%
Motorola Solutions	8,600	1,997,952
		1,997,952
Construction & Engineering–0.08%
Valmont Industries	3,100	728,872
		728,872
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.83%
Vulcan Materials	47,190	$ 7,982,660
		7,982,660
Consumer Finance–0.27%
Discover Financial Services	21,400	2,628,990
		2,628,990
Containers & Packaging–0.76%
†Ardagh Metal Packaging	51,727	515,201
Avery Dennison	6,200	1,284,702
Ball	53,370	4,801,699
Sealed Air	12,900	706,791
		7,308,393
Distributors–1.07%
†LKQ	55,630	2,799,302
Pool	17,362	7,542,226
		10,341,528
Diversified Consumer Services–1.09%
†Bright Horizons Family Solutions	65,539	9,137,447
†Grand Canyon Education	5,200	457,392
Service Corp International	9,700	584,522
†Terminix Global Holdings	8,300	345,861
		10,525,222
Diversified Financial Services–0.18%
†Altimeter Growth	65,916	701,346
†Altimeter Growth Class A	61,015	603,438
†✱Catalyst Partners Acquisition	42,377	417,414
		1,722,198
Electrical Equipment–1.61%
AMETEK	71,193	8,828,644
†Generac Holdings	8,800	3,596,296
Hubbell	3,800	686,546
Rockwell Automation	6,600	1,940,664
†Shoals Technologies Group Class A	14,804	412,735
		15,464,885
Electronic Equipment, Instruments & Components–1.82%
Amphenol Class A	57,300	4,196,079
CDW	20,400	3,713,208
Cognex	12,000	962,640
†IPG Photonics	2,000	316,800
†Keysight Technologies	8,119	1,333,871
Littelfuse	12,782	3,492,937
†Zebra Technologies Class A	6,700	3,453,314
		17,468,849
Entertainment–2.13%
Electronic Arts	17,053	2,425,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†ROBLOX Class A	17,680	$ 1,335,724
†Roku	14,300	4,480,905
†Spotify Technology	16,700	3,763,178
†Take-Two Interactive Software	38,746	5,969,596
Warner Music Group Class A	38,403	1,641,344
†Zynga Class A	110,700	833,571
		20,450,108
Equity Real Estate Investment Trusts–1.90%
Alexandria Real Estate Equities	5,000	955,350
CoreSite Realty	30,624	4,242,649
CubeSmart	39,000	1,889,550
Equity LifeStyle Properties	28,000	2,186,800
Extra Space Storage	26,105	4,385,379
SBA Communications	13,913	4,599,220
		18,258,948
Food & Staples Retailing–0.18%
†BJ's Wholesale Club Holdings	25,000	1,373,000
Casey's General Stores	2,020	380,669
		1,753,669
Food Products–0.59%
†Darling Ingredients	16,300	1,171,970
Hershey	14,400	2,437,200
McCormick & Co.	5,500	445,665
†Oatly Group ADR	79,244	1,198,169
Tyson Foods Class A	5,522	435,907
		5,688,911
Health Care Equipment & Supplies–5.93%
†ABIOMED	5,400	1,757,808
†Align Technology	9,050	6,022,141
Cooper	1,561	645,177
†DexCom	7,800	4,265,508
†Envista Holdings	40,706	1,701,918
†Hologic	13,996	1,033,045
†ICU Medical	1,255	292,892
†IDEXX Laboratories	13,134	8,168,035
†Masimo	20,133	5,450,204
†Novocure	12,900	1,498,593
†Ortho Clinical Diagnostics Holdings	26,316	486,320
†Penumbra	5,600	1,492,400
†Quidel	4,000	564,600
ResMed	10,300	2,714,565
†Shockwave Medical	2,500	514,700
STERIS	45,365	9,267,162
Teleflex	2,396	902,214
†Warby Parker Class A	2,687	142,545

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services	23,763	$ 10,088,344
		57,008,171
Health Care Providers & Services–1.47%
†Acadia Healthcare	7,583	483,644
†Agilon Health	16,030	420,146
†Amedisys	6,000	894,600
†Centene	9,532	593,939
†DaVita	5,600	651,056
†Guardant Health	30,389	3,798,929
McKesson	30,945	6,169,814
†Molina Healthcare	4,100	1,112,371
		14,124,499
Health Care Technology–0.68%
†Multiplan	51,400	289,382
†Teladoc Health	4,703	596,387
†Veeva Systems Class A	19,579	5,642,081
		6,527,850
Hotels, Restaurants & Leisure–4.90%
†Caesars Entertainment	31,718	3,561,297
†Chipotle Mexican Grill	6,705	12,186,472
Domino's Pizza	15,699	7,487,795
†DraftKings Class A	46,800	2,253,888
†Dutch Bros Class A	5,356	232,022
†Hilton Worldwide Holdings	30,500	4,029,355
MGM Resorts International	107,744	4,649,154
Papa John's International	7,498	952,171
†Penn National Gaming	38,800	2,811,448
†Red Rock Resorts Class A	68,510	3,509,082
Restaurant Brands International	17,823	1,090,589
†Vail Resorts	4,803	1,604,442
†Wynn Resorts	10,900	923,775
Yum China Holdings	11,700	679,887
Yum! Brands	9,700	1,186,407
		47,157,784
Household Durables–0.33%
†NVR	662	3,173,681
		3,173,681
Household Products–0.11%
Church & Dwight	5,600	462,392
Clorox	3,600	596,196
		1,058,588
Insurance–1.19%
Arthur J. Gallagher	62,292	9,259,706
Assurant	4,000	631,000
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group	22,200	$ 1,559,550
		11,450,256
Interactive Media & Services–3.03%
†Bumble Class A	46,275	2,312,825
†Eventbrite Class A	80,573	1,523,635
†IAC/InterActiveCorp	36,039	4,695,521
†Match Group	93,278	14,643,713
†Pinterest Class A	60,300	3,072,285
†Vimeo	79,213	2,326,486
†ZoomInfo Technologies Class A	8,608	526,724
		29,101,189
Internet & Direct Marketing Retail–1.04%
†Chewy Class A	56,806	3,869,056
†Etsy	16,200	3,368,952
†Farfetch Class A	25,762	965,560
†Wayfair Class A	7,200	1,839,672
		10,043,240
IT Services–4.64%
†Affirm Holdings	8,827	1,051,560
†Akamai Technologies	6,100	637,999
Broadridge Financial Solutions	15,600	2,599,584
†Endava	14,842	2,016,286
†EPAM Systems	8,100	4,620,888
†Euronet Worldwide	5,000	636,400
†FleetCor Technologies	12,980	3,391,285
†Gartner	16,670	5,065,680
Genpact	13,400	636,634
=†πGitlab Class B	10,724	428,960
†GoDaddy Class A	6,800	473,960
†MongoDB	5,900	2,781,909
†Okta	27,886	6,618,463
Paychex	9,500	1,068,275
†Paysafe	64,504	499,906
†Square Class A	19,642	4,710,937
†Squarespace Class A	3,248	125,503
†StoneCo Class A	20,428	709,260
†Thoughtworks Holding	56,452	1,620,737
†Toast Class A	10,560	527,472
†Twilio Class A	1,400	446,670
†VeriSign	2,100	430,521
†WEX	4,100	722,174
†Wix.com	14,266	2,795,708
		44,616,771
Leisure Products–0.27%
†Peloton Interactive Class A	29,559	2,573,111
		2,573,111

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–7.48%
†Adaptive Biotechnologies	52,859	$ 1,796,677
Agilent Technologies	51,693	8,143,199
†Avantor	68,643	2,807,499
†Bio-Rad Laboratories Class A	2,600	1,939,470
Bio-Techne	20,557	9,961,306
Bruker	7,600	593,560
†Charles River Laboratories International	29,404	12,134,149
†ICON	29,621	7,761,294
†IQVIA Holdings	6,100	1,461,194
†Maravai LifeSciences Holdings Class A	75,417	3,701,466
†Mettler-Toledo International	3,693	5,086,590
†Pacific Biosciences of California	15,000	383,250
PerkinElmer	74,713	12,947,016
†Repligen	11,143	3,220,216
		71,936,886
Machinery–1.17%
Fortive	11,208	790,949
Graco	5,600	391,832
IDEX	32,131	6,649,510
†Middleby	3,858	657,828
Otis Worldwide	9,500	781,660
PACCAR	9,300	733,956
Toro	6,600	642,906
Woodward	5,100	577,320
		11,225,961
Media–0.79%
†Altice USA Class A	46,919	972,162
Cable One	3,640	6,599,793
		7,571,955
Metals & Mining–0.11%
Kirkland Lake Gold	10,300	428,377
Steel Dynamics	10,600	619,888
		1,048,265
Multiline Retail–0.26%
†Dollar Tree	7,600	727,472
†Ollie's Bargain Outlet Holdings	29,200	1,760,176
		2,487,648
Oil, Gas & Consumable Fuels–0.56%
Devon Energy	66,300	2,354,313
Pioneer Natural Resources	13,700	2,281,187
=†πVenture Global LNG Series B	12	55,081
=†πVenture Global LNG Series C	149	683,923
		5,374,504
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–0.32%
†Catalent	13,513	$ 1,798,175
†Elanco Animal Health	26,734	852,547
Royalty Pharma Class A	12,755	460,966
		3,111,688
Professional Services–6.26%
Booz Allen Hamilton Holding	22,281	1,767,997
†Clarivate	264,341	5,789,068
†CoStar Group	122,507	10,542,952
†Dun & Bradstreet Holdings	116,438	1,957,323
Equifax	38,759	9,822,306
IHS Markit	10,009	1,167,250
†Legalzoom.com	7,125	188,100
Leidos Holdings	6,400	615,232
TransUnion	96,520	10,840,161
†Upwork	13,800	621,414
Verisk Analytics	54,524	10,919,521
Wolters Kluwer	56,073	5,943,542
		60,174,866
Real Estate Management & Development–0.04%
eXp World Holdings	9,800	389,746
		389,746
Road & Rail–0.62%
JB Hunt Transport Services	2,777	464,370
Kansas City Southern	9,088	2,459,576
Landstar System	3,400	536,588
Old Dominion Freight Line	8,700	2,488,026
		5,948,560
Semiconductors & Semiconductor Equipment–5.47%
ASM International	9,694	3,796,349
†Enphase Energy	19,000	2,849,430
Entegris	91,251	11,488,501
KLA	3,109	1,039,992
†Lattice Semiconductor	8,700	562,455
Marvell Technology	15,895	958,627
Microchip Technology	31,644	4,857,038
MKS Instruments	12,914	1,948,852
Monolithic Power Systems	36,183	17,537,176
†ON Semiconductor	29,700	1,359,369
†Silicon Laboratories	14,333	2,008,913
Skyworks Solutions	9,900	1,631,322
Teradyne	23,200	2,532,744
		52,570,768
Software–17.03%
†Anaplan	24,000	1,461,360
†ANSYS	5,400	1,838,430
†Aspen Technology	9,461	1,161,811
†Autodesk	21,039	5,999,692
†Avalara	11,350	1,983,639
Bentley Systems Class B	9,844	596,940

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Bill.Com Holdings	12,000	$ 3,203,400
†Black Knight	80,868	5,822,496
†Cadence Design Systems	105,970	16,048,097
=†πCanva	79	134,629
†CCC Intelligent Solutions Holdings	104,140	1,094,511
†Ceridian HCM Holding	14,641	1,648,869
Citrix Systems	5,500	590,535
†Confluent Class A	5,912	352,651
Constellation Software	3,159	5,175,263
†Coupa Software	19,212	4,210,886
†Crowdstrike Holdings Class A	16,371	4,023,664
=†πDatabricks	3,406	750,861
†Datadog Class A	27,444	3,879,209
†DocuSign	35,814	9,219,598
†DoubleVerify Holdings	16,448	561,864
†Dynatrace	13,812	980,238
†Everbridge	20,894	3,155,830
†Five9	9,302	1,485,901
†Fortinet	20,785	6,070,051
†Guidewire Software	3,700	439,819
†HubSpot	6,100	4,124,149
†Manhattan Associates	10,000	1,530,300
†Monday.com	1,038	338,596
†nCino	20,761	1,474,654
†Nice Sponsored ADR	27,597	7,838,652
†Palo Alto Networks	10,550	5,053,450
†Paycom Software	8,400	4,164,300
†Paycor HCM	15,900	559,044
†Paylocity Holding	31,639	8,871,576
†Procore Technologies	1,875	167,512
†πProcore Technologies Lockup Shares	3,284	293,393
†PTC	17,697	2,119,924
†Qualtrics International Class A	43,523	1,860,173
†RingCentral Class A	20,377	4,431,997
†SentinelOne Class A	16,247	870,352
†ServiceNow	8,152	5,072,745
†Smartsheet Class A	17,900	1,231,878
=†πSnyk	23,071	330,942
†Splunk	7,200	1,041,912
SS&C Technologies Holdings	45,832	3,180,741
†Synopsys	33,075	9,902,986
=†πTanium Class B	9,649	109,952
†Topicus	5,981	627,991
†Trade Desk Class A	61,000	4,288,300
†Tyler Technologies	18,395	8,436,867
†UiPath Class A	30,035	1,580,141
†Unity Software	4,362	550,702
†Workiva	5,200	732,992
†Zendesk	8,800	1,024,232
		163,700,697
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–5.02%
†AutoZone	1,790	$ 3,039,402
†Burlington Stores	30,367	8,611,170
†CarMax	12,232	1,565,207
†Carvana	8,800	2,653,552
†Five Below	25,129	4,443,058
†Floor & Decor Holdings Class A	9,300	1,123,347
†O'Reilly Automotive	11,879	7,258,782
†Petco Health & Wellness	18,757	395,773
†RH	1,800	1,200,438
Ross Stores	9,100	990,535
Tractor Supply	38,156	7,730,787
†Ulta Beauty	21,940	7,918,585
Williams-Sonoma	7,712	1,367,569
		48,298,205
Textiles, Apparel & Luxury Goods–1.15%
†Lululemon Athletica	27,224	11,017,553
		11,017,553
Trading Companies & Distributors–0.31%
Fastenal	9,000	464,490
†United Rentals	5,200	1,824,836
Watsco	2,800	740,936
		3,030,262
Total Common Stock (Cost $528,539,733)		919,780,943
CONVERTIBLE PREFERRED STOCKS–0.44%
=†πCaris Life Series D	39,051	316,313
=†πDatabricks Series F	7,776	1,714,238
=†πDatabricks Series G	825	181,873
=†πDatabricks Series H	1,967	433,630
=†πDatarobot Series G	15,766	431,364
=†πRappi Series E	9,859	635,148
=†πSnyk Series F	38,452	551,575
Total Convertible Preferred Stocks (Cost $2,802,213)		4,264,141
WARRANTS–0.01%
†CCC Intelligent Solutions Holdings exp 8/14/25 exercise price USD 11.50	11,159	25,889
†Paysafe exp 12/31/28 exercise price USD 11.50	22,418	41,473
Total Warrants (Cost $94,405)		67,362

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.77%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	36,265,237	$ 36,265,237
Total Money Market Fund (Cost $36,265,237)		36,265,237

TOTAL INVESTMENTS–99.89% (Cost $567,701,588)	960,377,683
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,091,250
NET ASSETS APPLICABLE TO 43,410,580 SHARES OUTSTANDING–100.00%	$961,468,933

† Non-income producing.
✱ Units consist of 1 share of common stock and 1/5 warrant.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $7,051,882, which represented 0.73% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva	8/16/2021	$134,629	$134,629
Caris Life Series D	5/11/2021	316,313	316,313
Databricks	7/24/2020	163,573	750,861
Databricks Series F	10/22/2019	333,967	1,714,238
Databricks Series G	1/29/2021	146,328	181,873
Databricks Series H	8/31/2021	433,630	433,630
Datarobot Series G	6/11/2021	431,364	431,364
Gitlab Class B	12/15/2020	432,177	428,960
Procore Technologies Lockup Shares	7/15/2020	178,197	293,393
Rappi Series E	9/8/2020	589,036	635,148
Snyk	9/3/2021	330,942	330,942
Snyk Series F	9/3/2021	551,575	551,575
Tanium Class B	9/24/2020	109,952	109,952
Venture Global LNG Series B	3/8/2018	36,240	55,081
Venture Global LNG Series C	10/16/2017	554,369	683,923
Total		$4,742,292	$7,051,882
LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$505,313	$515,866	12/13/21	$—	$(10,553)
6	Euro	870,000	887,708	12/13/21	—	(17,708)
6	Japanese Yen	673,575	680,716	12/13/21	—	(7,141)
					—	(35,402)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	560,520	587,923	12/17/21	—	(27,403)
79	E-mini S&P 500 Index	16,976,112	17,814,082	12/17/21	—	(837,970)
62	E-mini S&P MidCap 400 Index	16,325,840	16,786,049	12/17/21	—	(460,209)
17	Euro STOXX 50 Index	797,130	816,476	12/17/21	—	(19,346)
5	FTSE 100 Index	476,541	469,811	12/17/21	6,730	—
2	Nikkei 225 Index (OSE)	529,404	535,522	12/9/21	—	(6,118)
					6,730	(1,351,046)
Total Futures Contracts					$6,730	$(1,386,448)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
 Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Mid Cap Managed Volatility Fund–8

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,270,748	$—	$—	$7,270,748
Air Freight & Logistics	690,954	—	—	690,954
Airlines	1,814,061	—	—	1,814,061
Auto Components	1,133,364	—	—	1,133,364
Banks	1,198,351	—	—	1,198,351
Beverages	3,011,845	—	—	3,011,845
Biotechnology	29,720,967	—	—	29,720,967
Building Products	9,126,959	—	—	9,126,959
Capital Markets	35,065,667	—	—	35,065,667
Chemicals	7,279,424	—	—	7,279,424
Commercial Services & Supplies	26,424,714	—	—	26,424,714
Communications Equipment	1,997,952	—	—	1,997,952
Construction & Engineering	728,872	—	—	728,872
Construction Materials	7,982,660	—	—	7,982,660
Consumer Finance	2,628,990	—	—	2,628,990
Containers & Packaging	7,308,393	—	—	7,308,393
Distributors	10,341,528	—	—	10,341,528
Diversified Consumer Services	10,525,222	—	—	10,525,222
Diversified Financial Services	1,722,198	—	—	1,722,198
Electrical Equipment	15,464,885	—	—	15,464,885
Electronic Equipment, Instruments & Components	17,468,849	—	—	17,468,849
Entertainment	20,450,108	—	—	20,450,108
Equity Real Estate Investment Trusts	18,258,948	—	—	18,258,948
Food & Staples Retailing	1,753,669	—	—	1,753,669
Food Products	5,688,911	—	—	5,688,911
Health Care Equipment & Supplies	57,008,171	—	—	57,008,171
Health Care Providers & Services	14,124,499	—	—	14,124,499
Health Care Technology	6,527,850	—	—	6,527,850
Hotels, Restaurants & Leisure	47,157,784	—	—	47,157,784
Household Durables	3,173,681	—	—	3,173,681
Household Products	1,058,588	—	—	1,058,588
Insurance	11,450,256	—	—	11,450,256
Interactive Media & Services	29,101,189	—	—	29,101,189
Internet & Direct Marketing Retail	10,043,240	—	—	10,043,240
IT Services	44,187,811	—	428,960	44,616,771
Leisure Products	2,573,111	—	—	2,573,111
Life Sciences Tools & Services	71,936,886	—	—	71,936,886
Machinery	11,225,961	—	—	11,225,961
Media	7,571,955	—	—	7,571,955
Metals & Mining	1,048,265	—	—	1,048,265
Multiline Retail	2,487,648	—	—	2,487,648
Oil, Gas & Consumable Fuels	4,635,500	—	739,004	5,374,504
Pharmaceuticals	3,111,688	—	—	3,111,688
Professional Services	54,231,324	5,943,542	—	60,174,866
Real Estate Management & Development	389,746	—	—	389,746
Road & Rail	5,948,560	—	—	5,948,560
Semiconductors & Semiconductor Equipment	48,774,419	3,796,349	—	52,570,768
Software	162,080,920	293,393	1,326,384	163,700,697
Specialty Retail	48,298,205	—	—	48,298,205
Textiles, Apparel & Luxury Goods	11,017,553	—	—	11,017,553
Trading Companies & Distributors	3,030,262	—	—	3,030,262
Convertible Preferred Stocks	—	—	4,264,141	4,264,141
Warrants	67,362	—	—	67,362
Money Market Fund	36,265,237	—	—	36,265,237
Total Investments	$943,585,910	$10,033,284	$6,758,489	$960,377,683
LVIP Blended Mid Cap Managed Volatility Fund–9

LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contract	$6,730	$—	$—	$6,730
Liabilities:
Futures Contracts	$(1,386,448)	$—	$—	$(1,386,448)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
As a result of utilizing international fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund–10